BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Footnote (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 124.2	$ 127.5
Financial liabilities	560.0	611.3
Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	654.9	687.9
Other tax liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	68.6	54.3
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	26.3	22.3
Prepaid expenses and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	193.7	213.2
Other tax receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	40.1	34.2
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	25.4	44.5
Promissory notes
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 4.0	$ 7.0